UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22272

Nuveen California Municipal Value Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Municipal Value Fund 2 (NCB)
	November 30, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 4.7% (4.8% of Total Investments)
$ 3,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	Baa3	$ 2,431,310
	Bonds, Series 2005A-1, 5.500%, 6/01/45
	Education and Civic Organizations – 9.9% (10.0% of Total Investments)
500	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	501,135
	2005A, 5.000%, 10/01/25
2,510	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/19 at 100.00	A2	2,513,389
	2009, 5.500%, 11/01/39
1,965	California State Public Works Board, Lease Revenue Bonds, University of California Department	4/19 at 100.00	A2	2,062,268
	of Education Riverside Campus Project, Series 2009B, 5.750%, 4/01/23
4,975	Total Education and Civic Organizations			5,076,792
	Health Care – 23.3% (23.6% of Total Investments)
1,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Health	5/19 at 100.00	A–	1,014,520
	Facility Revenue Bonds, Saint Rose Hospital, Series 2009A, 6.000%, 5/15/29
1,900	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/19 at 100.00	A	1,985,367
	Series 2009A, 6.000%, 7/01/39
1,000	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital of Orange	11/19 at 100.00	A	1,045,320
	County, Series 2009A, 6.500%, 11/01/38
2,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	1,947,140
	Series 2006, 5.250%, 3/01/45
850	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	Baa2	801,304
	of Central California, Series 2007, 5.250%, 2/01/27
1,400	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health	3/18 at 100.00	AA+	1,351,294
	System West, Series 2007B, 5.000%, 3/01/37 – AGC Insured
125	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante	3/16 at 100.00	A+	117,401
	System, Series 2006, 5.000%, 3/01/41
1,500	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/18 at 100.00	AA+	1,502,265
	2004D, 5.050%, 8/15/38 – AGM Insured
800	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health	8/16 at 100.00	Baa3	743,664
	System, Series 2006, 5.000%, 8/01/24
850	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	BBB	775,872
	5.500%, 8/01/37
725	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	692,665
	6.000%, 11/01/41
12,150	Total Health Care			11,976,812
	Housing/Multifamily – 0.4% (0.4% of Total Investments)
230	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB–	222,762
	Series 2010A, 6.400%, 8/15/45
	Housing/Single Family – 10.8% (11.0% of Total Investments)
1,485	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2008L,	2/18 at 100.00	A	1,429,788
	5.500%, 8/01/38
2,500	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006K, 4.625%,	2/16 at 100.00	A	2,208,125
	8/01/26 (Alternative Minimum Tax)
2,000	California State Department of Veteran Affairs, Home Purchase Revenue Bonds, Series 2007B,	12/16 at 100.00	AA	1,917,980
	5.150%, 12/01/27 (Alternative Minimum Tax)
5,985	Total Housing/Single Family			5,555,893
	Industrials – 1.7% (1.7% of Total Investments)
900	California Enterprise Development Authority, Sewer Facilities Revenue, Anheuser-Busch Project,	9/12 at 100.00	BBB+	850,032
	Senior Lien Series 2007, 5.300%, 9/01/47 (Alternative Minimum Tax)
	Materials – 1.1% (1.1% of Total Investments)
585	Courtland Industrial Development Board, Alabama, Solid Waste Revenue Bonds, International	6/15 at 100.00	BBB	557,505
	Paper Company Project, Series 2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)
	Tax Obligation/General – 12.3% (12.4% of Total Investments)
2,000	California, Various Purpose General Obligation Bonds, Series 2007, 5.000%, 6/01/37 –	6/17 at 100.00	A1	1,891,980
	NPFG Insured
2,100	Carlsbad Unified School District, San Diego County, California, General Obligation Bonds,	5/24 at 100.00	AA	1,255,989
	Series 2009B, 0.000%, 5/01/34
1,120	Oakland, California, General Obligation Bonds, Measure DD Series 2009B, 5.250%, 1/15/29	1/19 at 100.00	Aa2	1,148,963
1,895	Pacific Grove Unified School District, California, General Obligation Bonds, Series 2009C,	8/19 at 100.00	AA	2,003,754
	5.375%, 8/01/39
7,115	Total Tax Obligation/General			6,300,686
	Tax Obligation/Limited – 12.9% (13.1% of Total Investments)
500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A2	511,520
	2010A-1, 6.000%, 3/01/35
1,000	Lancaster Redevelopment Agency, California, Combined Project Areas Housing Programs, Tax	8/19 at 100.00	A	1,096,960
	Allocation Bonds, Series 2009, 6.875%, 8/01/39
1,000	San Francisco City and County, California, Redevelopment Financing Authority, Tax Allocation	8/19 at 100.00	A1	1,055,070
	Revenue Bonds, San Francisco Redevelopment Projects, Series 2009B, 6.625%, 8/01/39
1,500	San Francisco City and County, California, Certificates of Participation, Multiple Capital	4/19 at 100.00	AA–	1,539,600
	Improvement Projects, Series 2009A, 5.250%, 4/01/31
500	Val Verde Unified School District Financing Authority, California, Special Tax Revenue, Junior	10/13 at 102.00	N/R	475,235
	Lien Refunding Series 2003, 6.250%, 10/01/28
2,000	Westlake Village, California, Certificates of Participation, Financign Project, Series 2009,	6/16 at 100.00	AA+	1,952,500
	5.000%, 6/01/39
6,500	Total Tax Obligation/Limited			6,630,885
	Transportation – 2.0% (2.1% of Total Investments)
1,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/16 at 100.00	A1	1,037,890
	Airport, Second Series 2002, Issue 32G, 5.000%, 5/01/24 – FGIC Insured
	Utilities – 14.2% (14.4% of Total Investments)
1,000	M-S-R Energy Authority, California Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C,	No Opt. Call	A	1,088,600
	6.500%, 11/01/39
2,495	Roseville Natural Gas Financing Authority, California, Gas Revenue Bonds, Series 2007,	No Opt. Call	A	2,618,501
	5.000%, 2/15/17
2,400	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A,	No Opt. Call	A	2,496,240
	5.250%, 11/01/24
1,000	Tuolumne Wind Project Authority, California, Revenue Bonds, Tuolumne Company Project, Series	1/19 at 100.00	A+	1,068,170
	2009A, 5.625%, 1/01/29
6,895	Total Utilities			7,271,511
	Water and Sewer – 5.3% (5.4% of Total Investments)
2,000	Orange County Sanitation District, California, Certificates of Participation, Series 2009,	2/19 at 100.00	AAA	2,223,600
	Trust 3020, 17.045%, 2/01/35 (IF)
500	Western Riverside Water & Wastewater Financing Authority, California, Revenue Bonds, Western	8/19 at 100.00	AA+	518,305
	Municipal Water District, Series 2009, 5.625%, 9/01/39 – AGC Insured
2,500	Total Water and Sewer			2,741,905
$ 52,335	Total Investments (cost $46,457,703) – 98.6%			50,653,983
	Other Assets Less Liabilities – 1.4%			708,079
	Net Assets Applicable to Common Shares – 100%			$ 51,362,062

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of November 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$50,653,983	$ —	$50,653,983

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2010, the cost of investments was $46,290,256.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2010, were as follows:

Gross unrealized:
Appreciation	$ 4,413,920
Depreciation	(50,193)
Net unrealized appreciation (depreciation) of investments	$ 4,363,727

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
N/R	Not rated.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Municipal Value Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         January 27, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         January 27, 2011